SCHEDULE OF REMUNERATION OF DIRECTORS (Details) (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
G Cerrone [member]
IfrsStatementLineItems [Line Items]
Bonus awarded	$ 1,160